RELATED PARTIES - Executive Directors' and Prescribed Officers' Remuneration (Details) R in Thousands	12 Months Ended
	Dec. 31, 2020 ZAR (R) oz	Dec. 31, 2020 USD ($) oz	Dec. 31, 2019 USD ($) oz	Dec. 31, 2018 USD ($) oz
Disclosure of transactions between related parties [line items]
Single total figure of remuneration | $		$ 1,996,750	$ 1,965,000	$ 1,616,000
Convenience conversation average exchange rate USD/ZAR) | oz	16.4506	16.4506	14.445	13.247
Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Vesting period	5 years	5 years
Executive Directors
Disclosure of transactions between related parties [line items]
Pension scheme benefits	R 6,100
Cash in lieu of dividends	398
Other benefits	2,683
Other Payment	16,513
Single total figure of remuneration	106,112	$ 6,450,000	$ 11,365,000	$ 11,117,000
Executive Directors | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	48,303
KPM Dushnisky
Disclosure of transactions between related parties [line items]
Pension scheme benefits	5,266
Cash in lieu of dividends	13
Other benefits	1,759
Other Payment	0
Single total figure of remuneration	54,491	3,312,000	6,268,000	7,570,000
KPM Dushnisky | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	25,796
KC Ramon
Disclosure of transactions between related parties [line items]
Pension scheme benefits	834
Cash in lieu of dividends	385
Other benefits	924
Other Payment	16,513
Single total figure of remuneration	51,621	3,138,000	5,097,000	3,547,000
KC Ramon | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	22,507
Total prescribed officers
Disclosure of transactions between related parties [line items]
Pension scheme benefits	3,210
Cash in lieu of dividends	1,514
Other benefits	8,649
Other Payment	860
Single total figure of remuneration	245,101	14,900,000	24,830,000	11,329,000
Total prescribed officers | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	167,105
SD Bailey
Disclosure of transactions between related parties [line items]
Pension scheme benefits	0
Cash in lieu of dividends	75
Other benefits	1,259
Other Payment	0
Single total figure of remuneration	33,207	2,019,000	2,190,000	0
SD Bailey | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	24,103
PD Chenard
Disclosure of transactions between related parties [line items]
Pension scheme benefits	0
Cash in lieu of dividends	0
Other benefits	2,468
Other Payment	0
Single total figure of remuneration	20,559	1,250,000	3,292,000	0
PD Chenard | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	8,554
GJ Ehm
Disclosure of transactions between related parties [line items]
Pension scheme benefits	284
Cash in lieu of dividends	409
Other benefits	710
Other Payment	0
Single total figure of remuneration	43,973	2,673,000	4,742,000	3,286,000
GJ Ehm | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	32,108
L Eybers
Disclosure of transactions between related parties [line items]
Pension scheme benefits	284
Cash in lieu of dividends	377
Other benefits	798
Other Payment	0
Single total figure of remuneration	44,187	2,686,000	4,659,000	2,511,000
L Eybers | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	31,896
I Kramer
Disclosure of transactions between related parties [line items]
Pension scheme benefits	144
Cash in lieu of dividends	0
Other benefits	24
Other Payment	289
Single total figure of remuneration	7,698	468,000	0	0
I Kramer | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	6,085
L Marwick
Disclosure of transactions between related parties [line items]
Pension scheme benefits	256
Cash in lieu of dividends	0
Other benefits	136
Other Payment	571
Single total figure of remuneration	20,413	1,241,000	0	0
L Marwick | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	16,615
S Ntuli
Disclosure of transactions between related parties [line items]
Pension scheme benefits	728
Cash in lieu of dividends	95
Other benefits	1,387
Other Payment	0
Single total figure of remuneration	38,205	2,322,000	2,565,000	0
S Ntuli | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	26,942
ME Sanz Perez
Disclosure of transactions between related parties [line items]
Pension scheme benefits	514
Cash in lieu of dividends	300
Other benefits	1,809
Other Payment	0
Single total figure of remuneration	6,739	410,000	3,868,000	2,833,000
ME Sanz Perez | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	0
TR Sibisi
Disclosure of transactions between related parties [line items]
Pension scheme benefits	1,000
Cash in lieu of dividends	258
Other benefits	58
Other Payment	0
Single total figure of remuneration	30,120	$ 1,831,000	$ 3,514,000	$ 2,699,000
TR Sibisi | Deferred Share Plan (DSP)
Disclosure of transactions between related parties [line items]
Awards earned during the period reflected but not yet settled	20,802
ZAR denominated | Executive Directors
Disclosure of transactions between related parties [line items]
Base Salary	5,864
ZAR denominated | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Base Salary	0
ZAR denominated | KC Ramon
Disclosure of transactions between related parties [line items]
Base Salary	5,864
ZAR denominated | Total prescribed officers
Disclosure of transactions between related parties [line items]
Base Salary	24,838
ZAR denominated | SD Bailey
Disclosure of transactions between related parties [line items]
Base Salary	4,465
ZAR denominated | PD Chenard
Disclosure of transactions between related parties [line items]
Base Salary	5,282
ZAR denominated | GJ Ehm
Disclosure of transactions between related parties [line items]
Base Salary	0
ZAR denominated | L Eybers
Disclosure of transactions between related parties [line items]
Base Salary	0
ZAR denominated | I Kramer
Disclosure of transactions between related parties [line items]
Base Salary	1,156
ZAR denominated | L Marwick
Disclosure of transactions between related parties [line items]
Base Salary	1,896
ZAR denominated | S Ntuli
Disclosure of transactions between related parties [line items]
Base Salary	5,202
ZAR denominated | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Base Salary	2,353
ZAR denominated | TR Sibisi
Disclosure of transactions between related parties [line items]
Base Salary	4,484
USD/AUD denominated | Executive Directors
Disclosure of transactions between related parties [line items]
Base Salary	26,251
USD/AUD denominated | KPM Dushnisky
Disclosure of transactions between related parties [line items]
Base Salary	21,657
USD/AUD denominated | KC Ramon
Disclosure of transactions between related parties [line items]
Base Salary	4,594
USD/AUD denominated | Total prescribed officers
Disclosure of transactions between related parties [line items]
Base Salary	38,925
USD/AUD denominated | SD Bailey
Disclosure of transactions between related parties [line items]
Base Salary	3,305
USD/AUD denominated | PD Chenard
Disclosure of transactions between related parties [line items]
Base Salary	4,255
USD/AUD denominated | GJ Ehm
Disclosure of transactions between related parties [line items]
Base Salary	10,462
USD/AUD denominated | L Eybers
Disclosure of transactions between related parties [line items]
Base Salary	10,832
USD/AUD denominated | I Kramer
Disclosure of transactions between related parties [line items]
Base Salary	0
USD/AUD denominated | L Marwick
Disclosure of transactions between related parties [line items]
Base Salary	939
USD/AUD denominated | S Ntuli
Disclosure of transactions between related parties [line items]
Base Salary	3,851
USD/AUD denominated | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Base Salary	1,763
USD/AUD denominated | TR Sibisi
Disclosure of transactions between related parties [line items]
Base Salary	R 3,518